Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 177,154	$ 123,358
Short-term investments	83,626	115,652
Accounts receivable, net (Allowance for current expected credit losses of USD1,764 and USD1,429 as of December 31, 2021 and 2022, respectively)	29,763	26,135
Inventories	457	1,363
Due from related parties (Allowance for current expected credit losses of USD339 and USD639 as of December 31, 2021 and 2022, respectively)	32,917	15,578
Prepayments and other current assets (Allowance for current expected credit losses of USD11,069 and USD10,667 as of December 31, 2021 and 2022, respectively)	8,267	11,842
Total current assets	332,184	293,928
Non-current assets:
Restricted cash	7,654	4,078
Long-term investments	30,811	31,495
Deferred tax assets	213
Property and equipment, net	61,734	57,657
Right-of-use assets	865	27
Intangible assets, net	6,546	8,299
Goodwill	21,179	23,136
Due from a related party (Allowance for current expected credit losses of USD689 and nil as of December 31, 2021 and 2022, respectively)		19,311
Long-term prepayments and other assets	2,137	2,787
Total assets	463,323	440,718
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of USD23,789 and USD23,398 as of December 31, 2021 and 2022, respectively)	25,432	26,407
Due to related parties (including due to related parties of the consolidated VIEs without recourse to the Company of USD91 and nil as of December 31, 2021 and 2022, respectively)	1,560	1,597
Contract liabilities and deferred income, current portion (including contract liabilities and deferred income, current portion of the consolidated VIEs without recourse to the Company of USD36,740 and USD37,781 as of December 31, 2021 and 2022, respectively)	38,967	36,892
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of USD2,451 and USD3,342 as of December 31, 2021 and 2022, respectively)	5,586	2,531
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the Company of USD42,449 and USD43,446 as of December 31, 2021 and 2022, respectively)	49,438	49,557
Bank borrowings (including bank borrowings of the consolidated VIEs without recourse to the Company of USD2,876 and USD7,024 as of December 31, 2021 and 2022, respectively)	7,024	2,876
Lease liabilities (including lease liabilities, current portion of the consolidated VIEs without recourse to the Company of USD18 and USD283 as of December 31, 2021 and 2022, respectively)	283	18
Total current liabilities	128,290	119,878
Non-current liabilities:
Contract liabilities and deferred income (including contract liabilities and deferred income, non-current portion of the consolidated VIEs without recourse to the Company of USD845 and USD876 as of December 31, 2021 and 2022, respectively)	876	845
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of USD930 and USD687 as of December 31, 2021 and 2022, respectively)	687	930
Bank borrowings (including bank borrowings of the consolidated VIEs without recourse to the Company of USD17,291 and USD24,750 as of December 31, 2021 and 2022, respectively)	24,750	17,291
Lease liabilities (including lease liabilities, non-current portion of the consolidated VIEs without recourse to the Company of USD7 and USD299 as of December 31, 2021 and 2022, respectively)	299	7
Total liabilities	154,902	138,951
Commitments and contingencies
Equity
Common shares (368,877,205 shares issued and 337,257,946 shares outstanding as of December 31, 2021; 375,001,940 shares issued and 325,047,736 shares outstanding as of December 31, 2022)	81	84
Additional paid-in-capital	477,495	476,057
Accumulated other comprehensive income/(loss)	(14,668)	1,988
Statutory reserves	7,036	6,155
Treasury shares (31,619,259 shares and 49,954,204 shares as of December 31, 2021 and 2022, respectively)	12	8
Accumulated deficits	(160,063)	(180,645)
Total Xunlei Limited's shareholders' equity	309,893	303,647
Non-controlling interests	(1,472)	(1,880)
Total liabilities and shareholders' equity	$ 463,323	$ 440,718